Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal:
Current	$ 1,844	$ 1,754
Deferred	276	146
State:
Current	44	35
Deferred, net of valuation allowance	233	6
Total income tax expense	$ 2,397	$ 1,941